Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 17,826	$ 15,411	$ 19,989
Kam Iat Fu International Company Limited [Member]
Property and Equipment, Net [Line Items]
Ownership percentage		1.00%
Kam Iat Fu International Company Limited [Member] | Son I Tam [Member]
Property and Equipment, Net [Line Items]
Ownership percentage		95.20%
Kam Iat Fu International Company Limited [Member] | Parent Company [Member]
Property and Equipment, Net [Line Items]
Ownership percentage		99.00%